REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM



To the Shareholders and
Board of Trustees of
Investment Managers Series Trust
II
Milwaukee, Wisconsin 53212


In planning and performing our
audits of the financial statements of
Tradr 2X Long AAOI Daily ETF,
Tradr 2X Long CBRS Daily ETF,
Tradr 2X Long COHR Daily ETF,
Tradr 2X Long LEU Daily ETF, Tradr
2X Long LITE Daily ETF, Tradr 2X
Long QNT Daily ETF, Tradr 2X Long
SNDK Daily ETF, Tradr 2X Long
SpaceX Daily ETF, Tradr 2X Short
CBRS Daily ETF and Tradr 2X Short
SpaceX Daily ETF (the "Funds"),
each a series of Investment Managers
Series Trust II, as of and for the year
ended July 31, 2026, in accordance
with the standards of the Public
Company Accounting Oversight
Board (United States), we considered
their internal control over financial
reporting, including control activities
for safeguarding securities, as a basis
for designing our auditing procedures
for the purpose of expressing our
opinion on the financial statements
and to comply with the requirements
of Form N-CEN, but not for the
purpose of expressing an opinion on
the effectiveness of the Funds'
internal control over financial
reporting. Accordingly, we express no
such opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation
of financial statements for external
purposes in accordance with generally
accepted accounting principles.   A
company's internal control over
financial reporting includes those
policies and procedures that (1)
pertain to the maintenance of records
that, in reasonable detail, accurately
and fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
company's assets that could have a
material effect on the financial
statements.

Because of inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements.   Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with the
policies or procedures may
deteriorate.



To the Shareholders and
Board of Trustees of
Investment Managers Series Trust II
Page Two


A deficiency in internal control over
financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States).
However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls for safeguarding securities, which we consider to be material weaknesses, as defined above, as of July
31, 2026.

This report is intended solely for the
information and use of management,
Shareholders and Board of Trustees of
Investment Managers Series Trust II and
the Securities and Exchange
Commission, and is not intended to be
and should not be used by anyone other
than these specified parties.


/s/TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 28, 2026